Other assets (non-current and current), Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets [Abstract]
Financial assets at amortized cost, gross	€ 37.1	€ 28.5
Impairment allowance	(1.4)	(2.6)
Non-current financial assets at amortized cost, net	35.7	25.9
Quoted equity instruments at FVTPL	26.5	34.3
Impairment allowance	(1.2)	0.0
Non-current financial assets at FVTPL	25.3	34.3
Derivative assets	3.1	5.5
Other Lease Receivable	2.1	0.0
Other non-current assets, total	5.2	5.5
TOTAL OTHER NON-CURRENT ASSETS	€ 66.2	€ 65.7